CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income/(loss)	¥ (768,642)	$ (112,253)	¥ 166,203	¥ 214,456
Other comprehensive income/(loss):
Unrealized gain/(loss) on available-for-sale investments, net of tax	1,676	245	(35,161)	23,319
Foreign currency translation adjustment	10,343	1,511	(6,591)	86,458
Comprehensive income/(loss)	(756,623)	(110,497)	124,451	324,233
Add: Comprehensive loss attributable to non-controlling interests	38,813	5,668	79,165	31,480
Comprehensive income/(loss) attributable to OneSmart International Education Group Limited's shareholders	¥ (717,810)	$ (104,829)	¥ 203,616	¥ 355,713